Segment Information (Details) - Schedule of Revenues from products and services, and gross profit - Other Segments [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment revenue:
Total revenue from continuing operations	$ 53,305	$ 330,000	$ 5,112,520
Total revenue from discontinued operations		379,630
Gross profit	14,771	286,944	3,459,492
Technical support plans [Member]
Segment revenue:
Segment revenue	$ 53,305	83,731	$ 5,112,520
Software customization services [Member]
Segment revenue:
Segment revenue		$ 246,269